Registration No. 811-01136

Registration No. 002-19458

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 162	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 162	☒

(Check appropriate box or boxes)

GUGGENHEIM FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MARYLAND 20850

(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:

(301) 296-5100

Copies To:

Donald C. Cacciapaglia, Chief Executive Officer and President 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Amy J. Lee, Chief Legal Officer 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Julien Bourgeois Dechert LLP 1900 K Street, NW Washington, DC 20006

(Name and address of Agent for Service)

Approximate date of public offering: January 30, 2015

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 30, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 144 (the “Amendment”) to the Registration Statement of Guggenheim Funds Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 13, 2014 for the purpose of registering a new series of the Registrant, Guggenheim Multi-Asset Fund. This Post-Effective Amendment No. 162 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 30, 2015 as the new date upon which the Amendment shall become effective. The effectiveness of the Amendment was previously delayed pursuant to Post-Effective Amendment No. 146, as filed August 26, 2014; pursuant to Post-Effective Amendment No. 147, as filed September 3, 2014; pursuant to Post-Effective Amendment No. 149, as filed September 10, 2014; pursuant to Post-Effective Amendment No. 151, as filed September 24, 2014; pursuant to Post-Effective Amendment No. 154, as filed October 8, 2014; pursuant to Post-Effective Amendment No. 155, as filed October 22, 2014; pursuant to Post-Effective Amendment No. 156, as filed November 5, 2014; and pursuant to Post-Effective Amendment No. 159, as filed December 3, 2014. This Post-Effective Amendment No. 162 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 162 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 162 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, and State of Maryland on the 31st day of December 2014.

GUGGENHEIM FUNDS TRUST (Registrant)

By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, Chief Executive Officer and President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 31st day of December 2014.

Jerry B. Farley Trustee		GUGGENHEIM FUNDS TRUST

	By:	AMY J. LEE
Donald A. Chubb, Jr. Trustee		Amy J. Lee, Chief Legal Officer, Vice President and Attorney-In-Fact for the Trustees Whose Names Appear Opposite

Maynard F. Oliverius Trustee	By:	JOHN L. SULLIVAN
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Randall C. Barnes Trustee	By:	DONALD C. CACCIAPAGLIA
Roman Friedrich III Trustee		Donald C. Cacciapaglia, Chief Executive Officer, President and Trustee

Robert B. Karn III Trustee

Ronald A. Nyberg Trustee

Ronald E. Toupin, Jr. Trustee

EXHIBIT LIST

None